As filed with the Securities and Exchange Commission on March 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.47%
	Advertising Agencies - 1.90%
18,100	Groupe Aeroplan, Inc. (c)	$224,919

	Aerospace - 1.92%
3,900	Northrop Grumman Corp.	226,395

	Air Transport - 1.55%
2,000	FedEx Corp.	182,980

	Aluminum - 0.96%
11,100	Alcoa Inc.	112,776

	Banks: Diversified - 1.86%
30,800	Bank of America Corp.	219,604

	Beverage: Soft Drinks - 1.20%
2,100	Coca-Cola Co.	141,813

	Chemicals: Diversified - 1.24%
1,900	BASF SE - ADR	146,699

	Computer Services, Software, & Systems - 11.97%
26,500	CA Inc.	683,170
21,400	Microsoft Corp.	631,942
3,500	Oracle Corp.	98,700
		1,413,812
	Computer Technology - 3.20%
13,500	Hewlett Packard Co.	377,730

	Consumer Lending - 3.53%
9,500	Cash America International, Inc.	416,670

	Diversified Financial Services - 3.13%
5,100	Citigroup Inc.	156,672
5,700	JPMorgan Chase & Co.	212,610
		369,282
	Diversified Retail - 2.44%
4,700	Wal-Mart Stores, Inc.	288,392

	Electronic Components - 1.19%
4,110	TE Connectivity Ltd.	140,151

	Engineering & Contracting Services - 2.02%
2,000	Fluor Corp.	112,480
3,930	KBR, Inc.	126,311
		238,791
	Financial Data & Systems - 3.96%
900	Mastercard, Inc. - Class A	320,013
7,700	Western Union Co.	147,070
		467,083
	Foods - 2.25%
4,300	ConAgra Foods, Inc.	114,681
8,100	Tyson Foods, Inc. - Class A	150,984
		265,665
	Homebuilding - 2.25%
15,402	Lennar Corp. - Class B	265,068

	Insurance: Life - 6.55%
115,100	CNO Financial Group, Inc. (a)	773,472

	Insurance: Property-Casualty - 4.82%
28,100	XL Group PLC	569,587

	Oil Well Equipment & Services - 2.45%
5,500	Ensco PLC - ADR	289,520

	Oil: Crude Producers - 0.77%
4,300	Chesapeake Energy Corp.	90,859

	Oil: Integrated - 3.39%
5,600	Royal Dutch Shell PLC - Class A - ADR	399,616

	Pharmaceuticals - 12.52%
10,600	Eli Lilly & Co.	421,244
10,000	Merck & Co., Inc.	382,600
24,100	Pfizer, Inc.	515,740
2,700	Watson Pharmaceuticals, Inc. (a)	158,301
		1,477,885
	Scientific Instruments: Control & Filter - 1.02%
1,100	Flowserve Corp.	121,187

	Specialty Retail - 2.03%
5,400	Home Depot, Inc.	239,706

	Steel - 0.93%
2,100	Carpenter Technology Corp.	110,208

	Tobacco - 4.62%
7,300	Philip Morris International, Inc.	545,821

	Utilities: Electrical - 8.48%
4,800	American Electric Power Co., Inc.	189,888
3,400	Entergy Corp.	235,892
10,100	Exelon Corp.	401,778
2,900	NextEra Energy, Inc.	173,565
		1,001,123
	Utilities: Telecommunications - 2.32%
10,100	Vodafone Group PLC - ADR	273,609

	TOTAL COMMON STOCKS (Cost $9,851,980)	11,390,423

	SHORT-TERM INVESTMENTS - 4.51%
266,395	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (b)	266,395
266,395	First American Tax Free Obligations Fund - Class Z, 0.00% (b)	266,395
	TOTAL SHORT-TERM INVESTMENTS (Cost $532,790)	532,790

	Total Investments in Securities (Cost ($10,384,770) - 100.98%	11,923,213
	Liabilities in Excess of Other Assets - (0.98)%	(115,178)
	NET ASSETS - 100.00%	$11,808,035

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of January 31, 2012.
(c)	Foreign issued security.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.83%
	Aluminum - 1.99%
7,500	Kaiser Aluminum Corp.	$370,350

	Asset Management & Custodian - 5.03%
11,791	Virtus Investment Partners, Inc. (a)	935,852

	Banks: Diversified - 2.84%
120,699	Park Sterling Corp. (a)	528,661

	Chemicals: Specialty - 3.18%
18,300	Innospec, Inc. (a)	592,371

	Commercial Vehicles & Parts - 0.76%
8,662	Miller Industries, Inc. (a)	141,277

	Consumer Lending - 6.63%
34,800	EZcorp, Inc. - Class A (a)	933,336
12,200	Nelnet, Inc. - Class A (a)	300,730
		1,234,066
	Containers & Packaging - 2.03%
24,571	UFP Technologies, Inc. (a)	376,919

	Diversified Manufacturing Operations - 4.55%
36,400	A. M. Castle & Co. (a)	377,468
21,100	Harsco Corp.	469,053
		846,521
	Engineering & Contracting Services - 0.90%
11,607	Argan, Inc. (a)	168,302

	Financial Data & Systems - 6.23%
218,813	Global Cash Access Holdings, Inc. (a)	1,159,709

	Foods - 1.50%
68,454	Overhill Farms, Inc. (a)(d)	279,292

	Health Care Facilities - 1.05%
36,900	Tenet Healthcare Corp. (a)	195,201

	Homebuilding - 3.53%
38,150	Lennar Corp. - Class B	656,562

	Household Furnishings - 0.62%
29,663	Crown Crafts, Inc. (d)	116,279

	Insurance: Life - 5.70%
157,800	CNO Financial Group, Inc. (a)	1,060,416

	Insurance: Property-Casualty - 4.72%
43,300	XL Group PLC	877,691

	Leisure Time - 3.59%
62,000	Callaway Golf Co.	415,400
18,602	Interval Leisure Group, Inc. (a)	252,987
		668,387
	Machinery: Industrial - 1.23%
108,400	Armtec Infrastructure Trust Unit (c)	228,108

	Metal Fabricating - 1.17%
79,725	Mueller Water Products, Inc. - Class A	218,446

	Mining - 2.35%
121,379	Uranium Energy Corp. (a)	436,965

	Office Supplies Equipment - 1.97%
10,500	Lexmark International, Inc. - Class A	366,450

	Oil Well Equipment & Services - 3.00%
115,997	Cal Dive International, Inc. (a)	349,151
7,300	Superior Energy Services, Inc. (a)	208,123
		557,274
	Oil: Crude Producers - 0.12%
26,000	GMX Resources Inc. (a)	22,880

	Paper - 1.72%
18,300	Kapstone Paper and Packaging Corp. (a)	319,518

	Pharmaceuticals - 2.04%
10,500	Par Pharmaceutical Cos, Inc. (a)	379,155

	Real Estate - 5.03%
26,800	MI Developments, Inc. - Class A	937,196

	Real Estate Investment Trusts (REITs) - 4.26%
190,449	CapLease, Inc.	792,268

	Rental & Leasing Services: Consumer - 1.82%
10,000	Rent-A-Center, Inc.	338,200

	Restaurants - 6.26%
55,400	Boston Pizza Royalties Income Fund (b)	827,105
18,300	Pizza Pizza Royalty Income Fund (b)	165,351
25,800	Second Cup Royalty Income Fund Unit (b)	171,623
		1,164,079
	Specialty Retail - 2.22%
24,800	Collective Brands, Inc. (a)	413,168

	Steel - 1.75%
6,200	Carpenter Technology Corp.	325,376

	Utilities: Electrical - 6.04%
2,000	Alliant Energy Corp.	84,780
22,000	Great Plains Energy, Inc.	453,640
25,400	NV Energy, Inc.	411,480
7,000	Portland General Electric Co.	174,580
		1,124,480
	TOTAL COMMON STOCKS (Cost $15,298,403)	17,831,419

	SHORT-TERM INVESTMENTS - 4.61%
429,237	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (b)	429,237
429,237	First American Tax Free Obligations Fund - Class Z, 0.00% (b)	429,237
	TOTAL SHORT-TERM INVESTMENTS (Cost $858,474)	858,474

	Total Investments in Securities (Cost ($16,156,877) - 100.44%	18,689,893
	Liabilities in Excess of Other Assets - (0.44)%	(81,258)
	NET ASSETS - 100.00%	$18,608,635

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of January 31, 2012.
(c)	Foreign issued security.
(d)	Security is considered illiquid. As of January 31, 2012, the value of these investments was $395,571 or 2.13% of net assets. See Note 3 in the Notes to Schedule of Investments.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2012:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$904,913	$-	$-	$904,913
Consumer Staples	953,299	-	-	953,299
Energy	911,719	-	-	911,719
Financial Services	2,842,794	-	-	2,842,794
Health Care	1,321,709	-	-	1,321,709
Materials & Processing	369,683	-	-	369,683
Producer Durables	1,144,950	-	-	1,144,950
Technology	1,778,882	-	-	1,778,882
Utilities	1,162,474	-	-	1,162,474
Total Common Stocks	11,390,423	-	-	11,390,423
Short-Term Investments	532,790	-	-	532,790
Total Investments in Securities	$11,923,213	$-	$-	$11,923,213

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,240,396	$116,279	$-	$3,356,675
Consumer Staples	-	279,292	-	279,292
Energy	580,154	-	-	580,154
Financial Services	7,525,859	-	-	7,525,859
Health Care	574,356	-	-	574,356
Materials & Processing	2,639,945	-	-	2,639,945
Producer Durables	1,750,658	-	-	1,750,658
Utilities	1,124,480	-	-	1,124,480
Total Common Stocks	17,435,848	395,571	-	17,831,419
Short-Term Investments	858,474	-	-	858,474
Total Investments in Securities	$18,294,322	$395,571	$-	$18,689,893

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2012, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended January 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Equity Income Fund

Cost of investments	$10,474,756

Gross unrealized appreciation	$1,775,795
Gross unrealized depreciation	(327,338)
Net unrealized appreciation	$1,448,457

Small Cap Value Fund

Cost of investments	$16,163,370

Gross unrealized appreciation	$3,932,324
Gross unrealized depreciation	(1,405,801)
Net unrealized appreciation	$2,526,523

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At January 31, 2012, the Small Cap Value Fund had investments in illiquid securities with a total value of $395,571 or 2.13% of net assets.

Information concerning these illiquid securities is as follows:

	Shares	Dates Acquired	Cost Basis
Crown Crafts, Inc.	29,663	06/07 – 12/10	$105,958
Overhill Farms, Inc.	68,454	12/09 – 05/11	352,021

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
             Douglas G. Hess, President

Date  3/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
  Douglas G. Hess, President

Date  3/26/2012

By (Signature and Title)* /s/Cheryl L. King
  Cheryl L. King, Treasurer

Date  3/26/2012

* Print the name and title of each signing officer under his or her signature.